Segregated Cash and Securities - Cash and Securities Segregated Under U.S. Federal and Other Regulation (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segregated cash	$ 163,992	$ 11,010
Segregated securities	3,000
Total Segregated cash and securities	$ 166,992	$ 11,010